Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 28, 2017
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY CALIFORNIA TAX FREE & MUNICIPAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000717316
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 10, 2017
Prospectus Date	rr_ProspectusDate	Apr. 10, 2017
AMERICAN CENTURY CALIFORNIA TAX FREE & MUNICIPAL FUNDS
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000717316_SupplementTextBlock

Summary Prospectus and Prospectus Supplement Supplement dated July 31, 2017
Core Equity Plus Fund
(Summary Prospectus and Prospectus dated November 1, 2016)

Capital Value Fund
(Summary Prospectus and Prospectus dated March 1, 2017)

Emerging Markets Small Cap Fund ■ Focused International Growth Fund ■ Global Small Cap Fund
(Summary Prospectuses and Prospectuses dated April 1, 2017)

AC Alternatives Disciplined Long Short Fund
(Summary Prospectus and Prospectus dated November 1, 2016 (as revised April 10, 2017))

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
Real Estate Fund ■ AC Alternatives Income Fund ■ AC Alternatives Long Short Fund
AC Alternatives Multi-Strategy Fund ■ High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund Growth Fund ■ Heritage Fund ■ Sustainable Equity Fund ■ Ultra Fund
AC Alternatives Emerging Opportunities Total Return Fund ■ AC Alternatives Equity Market Neutral Fund Disciplined Growth Fund ■ Equity Growth Fund ■ Income & Growth Fund ■ Multi-Asset Real Return Fund Small Company Fund ■ Multi-Asset Income Fund ■ Strategic Allocation: Aggressive Fund
Strategic Allocation: Conservative Fund ■ Strategic Allocation: Moderate Fund
(Summary Prospectuses and Prospectuses dated April 10, 2017)

The following is added as the third sentence in the Example section of the summary prospectuses and prospectuses. All three classes may not be available for all funds.
You may be required to pay brokerage commissions on your purchases of Investor, I or Y Class shares of the fund, which are not reflected in the example.

The following is added as the third bullet point under the subsection Waivers for Certain Investors under the Reductions and Waivers of Sales Charges for A Class section of the prospectuses.

•
Purchases in accounts of financial intermediaries that have entered into a selling agreement with American Century Investments that allows for the waiver of the sales charge in brokerage accounts that may or may not charge a transaction fee

The following language is added as the last paragraph under the Buying and Selling Shares Through a Financial Intermediary section of the prospectuses. All three classes may not be available for all funds.
Investor, I and Y Class shares may also be available on brokerage platforms of financial intermediaries that have agreements with American Century Investments to offer such shares solely when acting as an agent for the shareholder.  A shareholder transacting in Investor, I or Y Class shares in these programs may be required to pay a commission and/or other forms of compensation to the broker.  Shares of the fund are available in other share classes that have different fees and expenses.

The following sub-section is added in the Additional Policies Affecting Your Investment section after the sub-section Redemption of Shares in Accounts Below Minimum in the prospectuses.
Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.

©2017 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-93030 1707